Property and Equipment	12 Months Ended
Dec. 31, 2016
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

11. PROPERTY AND EQUIPMENT

The Company’s property and equipment used to conduct day-to-day business are recorded at cost less accumulated depreciation. Depreciation expense is calculated using straight-line method over the estimated useful life below:

	Useful Life	December 31,	December 31,
	years	2016	2015
Furniture and fixtures	5	$14,018	$4,208
Vehicles	4	133,885	143,229
Electronic equipment	3	19,628	16,256
Less: accumulated depreciation		(79,068)	(47,395)
Property and equipment, net		$88,463	$116,298

Depreciation expense totaled $37,448 and $39,415 for the years ended December 31, 2016 and 2015, respectively.